UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2006

Date of reporting period:	November 30, 2006

GOLDMAN SACHS BALANCED FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 59.3%
Aerospace & Defense — 0.9%
29,494	United Technologies Corp.	$1,903,248

Auto Components — 0.2%
8,906	Autoliv, Inc.	521,981

Banks — 7.5%
62,101	Bank of America Corp.	3,344,139
44,700	Bank of New York Co., Inc.	1,588,638
24,300	Comerica, Inc.	1,415,475
12,150	Fifth Third Bancorp.	479,074
7,460	First Horizon National Corp.	297,356
5,470	FirstMerit Corp.	129,639
20,786	KeyCorp	750,375
32,770	Mellon Financial Corp.	1,318,337
25,860	National City Corp.	933,546
67,060	New York Community Bancorp, Inc.	1,083,689
4,870	North Fork Bancorp, Inc.	136,701
30,660	U.S. Bancorp	1,031,402
39,622	Washington Mutual, Inc.	1,730,689
49,196	Wells Fargo & Co.	1,733,667

		15,972,727

Beverages — 1.1%
49,110	The Coca-Cola Co.	2,299,821

Biotechnology — 0.6%
3,090	Celgene Corp.*	172,206
17,900	Gilead Sciences, Inc.*	1,179,968

		1,352,174

Building Products — 0.3%
2,925	American Standard Companies, Inc.	131,069
18,960	Masco Corp.	543,963

		675,032

Chemicals — 0.2%
10,530	Dow Chemical Co.	421,305

Commercial Services & Supplies — 0.7%
11,730	Pitney Bowes, Inc.	540,636
5,940	R.R. Donnelley & Sons Co.	209,504
29,150	The ServiceMaster Co.	377,492
12,327	Waste Management, Inc.	451,291

		1,578,923

Communications Equipment — 1.6%
11,350	Cisco Systems, Inc.*	305,088
62,637	Motorola, Inc.	1,388,662
49,300	QUALCOMM, Inc.	1,803,887

		3,497,637

Computers & Peripherals — 1.9%
2,400	Apple Computer, Inc.*	220,032
66,400	Hewlett-Packard Co.	2,620,144

Shares	Description	Value
Common Stocks — (continued)
Computers & Peripherals — (continued)
11,900	International Business Machines Corp.	$1,093,848

		3,934,024

Containers & Packaging — 0.5%
47,013	Packaging Corp. of America	1,060,143

Diversified Financials — 4.0%
35,098	American Capital Strategies Ltd.	1,589,237
24,506	Apollo Investment Corp.	550,650
77,464	Citigroup, Inc.	3,841,440
5,160	Freddie Mac	346,545
8,400	IndyMac Bancorp, Inc.	385,980
30,921	J.P. Morgan Chase & Co.	1,431,024
11,140	Western Union Co.	253,992

		8,398,868

Diversified Telecommunication Services — 2.6%
3,330	ALLTEL Corp.	188,944
59,670	AT&T, Inc.	2,023,410
2,950	BellSouth Corp.	131,541
8,530	Citizens Communications Co.	120,870
29,550	Sprint Nextel Corp.	576,521
65,228	Verizon Communications, Inc.	2,279,066
14,061	Windstream Corp.	196,010

		5,516,362

Electric Utilities — 1.8%
22,200	CenterPoint Energy, Inc.	362,970
30,060	Consolidated Edison, Inc.	1,449,493
3,010	DTE Energy Co.	141,741
6,900	Progress Energy, Inc.	329,613
36,950	Southern Co.	1,339,438
7,700	TECO Energy, Inc.	130,823

		3,754,078

Electrical Equipment — 0.3%
7,490	Emerson Electric Co.	649,383

Energy Equipment & Services — 0.9%
15,678	Baker Hughes, Inc.	1,151,235
11,720	GlobalSantaFe Corp.	703,200

		1,854,435

Food & Drug Retailing — 0.4%
7,100	SUPERVALU, Inc.	243,246
15,280	Sysco Corp.	547,788

		791,034

Food Products — 1.4%
58,140	ConAgra Foods, Inc.	1,494,198
3,740	General Mills, Inc.	209,253
13,020	H.J. Heinz Co.	578,739
42,120	Sara Lee Corp.	698,350

		2,980,540

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Gas Utilities — 0.1%
4,300	Peoples Energy Corp.	$186,577

Health Care Providers & Services — 0.1%
2,560	Manor Care, Inc.	121,651

Healthcare Equipment & Supplies — 0.5%
11,600	Becton, Dickinson and Co.	831,952
3,530	Medtronic, Inc.	184,019

		1,015,971

Hotels, Restaurants & Leisure — 1.7%
12,020	Carnival Corp.	588,860
15,877	Harrah’s Entertainment, Inc.	1,249,520
32,240	McDonald’s Corp.	1,353,112
13,500	Ruby Tuesday, Inc.	364,365

		3,555,857

Household Durables — 0.9%
9,290	KB HOME	480,200
5,020	Leggett & Platt, Inc.	119,376
43,711	Newell Rubbermaid, Inc.	1,245,326

		1,844,902

Household Products — 0.8%
15,190	Kimberly-Clark Corp.	1,009,680
12,270	Procter & Gamble Co.	770,433

		1,780,113

Industrial Conglomerates — 2.9%
6,970	3M Co.	567,776
144,840	General Electric Co.	5,109,955
9,580	Honeywell International, Inc.	411,749

		6,089,480

Insurance — 1.7%
16,480	American International Group, Inc.	1,158,874
9,950	MetLife, Inc.	584,364
2,520	Nationwide Financial Services, Inc.	131,040
21,555	The Allstate Corp.	1,368,311
7,770	Unitrin, Inc.	380,108

		3,622,697

Internet Software & Services — 0.6%
2,360	Google, Inc.*	1,144,411
4,320	Yahoo!, Inc.*	116,597

		1,261,008

IT Consulting & Services — 0.2%
11,140	First Data Corp.	281,285
3,560	Paychex, Inc.	140,300

		421,585

Machinery — 0.6%
12,550	Deere & Co.	1,204,800

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
1,850	Eaton Corp.	$142,598

		1,347,398

Media — 1.3%
27,700	Clear Channel Communications, Inc.	973,932
9,580	Comcast Corp.*	387,607
5,990	Dow Jones & Co., Inc.	216,179
7,420	Gannett Co., Inc.	441,639
3,261	Idearc, Inc.*	89,819
1,340	Omnicom Group, Inc.	136,894
12,120	The Walt Disney Co.	400,566
4,400	Tribune Co.	139,920

		2,786,556

Metals & Mining — 1.1%
14,590	Nucor Corp.	873,212
28,120	Southern Copper Corp.(a)	1,538,445

		2,411,657

Multi-Utilities — 0.8%
53,850	Duke Energy Corp.	1,708,122

Multiline Retail — 1.1%
5,500	Federated Department Stores, Inc.	231,495
19,873	J.C. Penney Co., Inc.	1,536,978
11,980	Wal-Mart Stores, Inc.	552,278

		2,320,751

Oil & Gas — 5.2%
7,210	Chevron Corp.	521,427
17,119	ConocoPhillips	1,152,109
77,412	Exxon Mobil Corp.	5,946,016
13,120	Kinder Morgan, Inc.	1,376,944
20,550	Marathon Oil Corp.	1,939,509

		10,936,005

Paper & Forest Products — 0.6%
18,400	Weyerhaeuser Co.	1,190,112

Pharmaceuticals — 4.7%
57,210	Bristol-Myers Squibb Co.	1,420,524
34,250	Eli Lilly & Co.	1,835,457
11,060	Johnson & Johnson	728,965
55,400	Merck & Co., Inc.	2,465,854
124,351	Pfizer, Inc.	3,418,409

		9,869,209

Real Estate — 0.6%
9,139	Apartment Investment & Management Co. (REIT)	526,772
5,928	Developers Diversified Realty Corp.	384,016
3,377	Plum Creek Timber Co., Inc.	125,827
2,610	Simon Property Group, Inc. (REIT)	266,168

		1,302,783

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — 0.3%
4,500	Laidlaw International, Inc.	$130,725
8,980	Norfolk Southern Corp.	442,265

		572,990

Semiconductor Equipment & Products — 2.3%
80,100	Applied Materials, Inc.	1,440,198
72,080	Intel Corp.	1,538,908
22,400	Linear Technology Corp.	719,936
25,000	Maxim Integrated Products, Inc.	787,000
14,000	Microchip Technology, Inc.	477,540

		4,963,582

Software — 1.9%
135,837	Microsoft Corp.	3,984,099
8,161	Oracle Corp.*	155,304

		4,139,403

Specialty Retail — 0.6%
7,127	Hanesbrands, Inc.*	173,827
33,420	Limited Brands, Inc.	1,059,080

		1,232,907

Textiles & Apparel — 0.5%
12,800	VF Corp.	1,003,392

Tobacco — 1.0%
21,481	Altria Group, Inc.	1,808,915
5,330	UST, Inc.	298,373

		2,107,288

Trading Companies & Distributors — 0.3%
7,080	Genuine Parts Co.	331,981
4,600	W.W. Grainger, Inc.	332,856

		664,837

TOTAL COMMON STOCKS		$125,618,548

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — 6.6%
Aerospace/Defense — 0.1%
Alliant Techsystems, Inc.
$62,000	6.750%	04/01/16	$61,690
Bombardier, Inc.(b)
50,000	6.300	05/01/14	46,250

			107,940

Automotive — 0.3%
DaimlerChrysler NA Holding Corp.(c)
450,000	5.833	09/10/07	451,054
Ford Motor Credit Co.
175,000	6.625	06/16/08	174,023
General Motors Acceptance Corp.
125,000	6.875	09/15/11	128,414

			753,491

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Banks — 0.8%
ANZ Capital Trust I(b)
	$125,000	4.484%	01/15/10	$122,283
Astoria Financial Corp.
	150,000	5.750	10/15/12	152,198
Bank United Corp.
	50,000	8.875	05/01/07	50,687
Greenpoint Bank
	125,000	9.250	10/01/10	142,358
GreenPoint Financial Corp.
	125,000	3.200	06/06/08	121,375
HBOS Capital Funding LP(b)(c)
	225,000	6.071	06/30/14	231,595
Mizuho JGB Investment LLC(b)(c)
	100,000	9.870	06/30/08	106,585
PartnerRe Finance II(c)
	25,000	6.440	12/01/66	25,404
Popular North America Capital Trust I
	125,000	6.564	09/15/34	127,484
Popular North America, Inc.
	150,000	5.650	04/15/09	151,131
Resona Bank Ltd.(b)(c)
EUR	175,000	4.125	09/27/12	226,956
	$175,000	5.850	04/15/16	173,266
Washington Mutual, Inc.
	100,000	8.250	04/01/10	109,043

				1,740,365

Distributor — 0.1%
Gazinvest Luxembourg SA for Gazprombank
	230,000	7.250	10/30/08	235,589

Electric — 0.6%
Arizona Public Service Co.
	100,000	5.800	06/30/14	101,154
	150,000	6.250	08/01/16	155,709
CenterPoint Energy, Inc. Series B
	25,000	7.250	09/01/10	26,587
FirstEnergy Corp. Series C
	160,000	7.375	11/15/31	188,065
MidAmerican Energy Holdings Co.
	225,000	6.125	04/01/36	235,848
Progress Energy, Inc.
	100,000	5.625	01/15/16	101,166
	75,000	7.000	10/30/31	86,295
TXU Corp. Series O
	325,000	4.800	11/15/09	318,994

				1,213,818

Energy — 0.1%
Canadian Natural Resources Ltd.
	75,000	6.500	02/15/37	77,617
Kerr-McGee Corp.
	175,000	6.950	07/01/24	192,489

				270,106

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — (continued)
Entertainment — 0.1%
Time Warner Entertainment Co.
$25,000	8.375%	03/15/23	$29,977
Time Warner, Inc.
75,000	5.875	11/15/16	75,643
75,000	6.500	11/15/36	76,587

			182,207

Environmental — 0.1%
Allied Waste North America, Inc.
125,000	7.125	05/15/16	124,219

Gaming — 0.2%
Caesars Entertainment, Inc.
125,000	8.875	09/15/08	131,250
50,000	7.500	09/01/09	51,545
Harrahs Operating Co., Inc.
250,000	5.500	07/01/10	242,387
MGM Mirage, Inc.
50,000	8.500	09/15/10	53,312

			478,494

Health Care Services(b) — 0.1%
HCA, Inc.
125,000	9.125	11/15/14	130,313

Life Insurance — 0.3%
Americo Life, Inc.(b)
50,000	7.875	05/01/13	50,783
Genworth Financial, Inc.(c)
50,000	6.150	11/15/66	50,853
Lincoln National Corp.(c)
175,000	7.000	05/17/66	187,737
Phoenix Life Insurance Co.(b)
75,000	7.150	12/15/34	82,179
Prudential Funding LLC(b)
200,000	6.600	05/15/08	203,768
Reinsurance Group of America, Inc.(c)
75,000	6.750	12/15/65	75,855

			651,175

Media — Cable — 0.4%
Comcast Cable Communications Holdings, Inc.
40,000	8.375	03/15/13	46,007
125,000	9.455	11/15/22	166,167
Cox Communications, Inc.
325,000	4.625	01/15/10	319,628
Cox Enterprises, Inc.(b)
250,000	4.375	05/01/08	245,860
Rogers Cable, Inc.
100,000	5.500	03/15/14	94,625

			872,287

Media — Non Cable — 0.3%
Clear Channel Communications, Inc.
375,000	8.000	11/01/08	392,220

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Media — Non Cable — (continued)
Idearc, Inc.(b)
	$125,000	8.000%	11/15/16	$127,032
Viacom, Inc.
	125,000	5.750	04/30/11	126,049

				645,301

Metals & Mining — 0.2%
Falconbridge Ltd.
	75,000	7.250	07/15/12	81,744
Inco Ltd.
	200,000	5.700	10/15/15	197,796
Xstrata Finance Canada Ltd.(b)
	125,000	5.500	11/16/11	125,903

				405,443

Noncaptive — Financial — 0.3%
Nelnet, Inc.(c)
	150,000	7.400	09/29/36	153,519
PHH Corp.
	350,000	6.000	03/01/08	350,991
Residential Capital Corp.
	250,000	6.375	06/30/10	255,961

				760,471

Pipelines — 0.4%
Boardwalk Pipelines LP
	125,000	5.875	11/15/16	126,075
CenterPoint Energy Resources Corp. Series B
	150,000	5.950	01/15/14	152,770
Energy Transfer Partners
	150,000	5.650	08/01/12	151,214
	175,000	5.950	02/01/15	178,885
Enterprise Products Partners LP
	175,000	4.950	06/01/10	172,743

				781,687

Property/Casualty Insurance — 0.6%
ACE Ltd.
	200,000	6.000	04/01/07	200,279
Arch Capital Group Ltd.
	150,000	7.350	05/01/34	170,143
Aspen Insurance Holdings Ltd.
	100,000	6.000	08/15/14	99,935
CNA Financial Corp.
	30,000	6.950	01/15/18	32,357
	50,000	7.250	11/15/23	55,523
Endurance Specialty Holdings Ltd.
	175,000	6.150	10/15/15	177,339
Liberty Mutual Group(b)
	50,000	7.000	03/15/34	53,415
QBE Insurance Group Ltd.(b)(c)
	225,000	5.647	07/01/23	221,205
Royal & Sun Alliance Insurance Group PLC(c)
GBP	50,000	8.500	12/18/14	112,608

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
SAFECO Corp.
$150,000	4.200%	02/01/08	$147,813

			1,270,617

REIT — 0.5%
Arden Realty, Inc.
75,000	9.150	03/01/10	84,024
iStar Financial, Inc.
75,000	5.650	09/15/11	75,542
50,000	6.500	12/15/13	51,816
iStar Financial, Inc. Series B
50,000	5.125	04/01/11	49,378
75,000	5.700	03/01/14	75,345
Reckson Operating Partnership LP
25,000	7.750	03/15/09	26,287
92,000	5.150	01/15/11	90,488
Simon Property Group LP(d)
150,000	7.000	06/15/08	153,940
Summit Properties Partnership
250,000	7.200	08/15/07	252,330
Westfield Capital Corp.(b)
125,000	5.125	11/15/14	122,720
Westfield Group(b)
150,000	5.400	10/01/12	151,059

			1,132,929

Telecommunications — 1.0%
America Movil SA de CV
200,000	5.500	03/01/14	197,564
Ameritech Capital Funding
50,000	6.250	05/18/09	50,826
AT&T Wireless Services, Inc.
200,000	7.875	03/01/11	220,326
Deutsche Telekom International Finance BV
200,000	8.250	06/15/30	253,083
Embarq Corp.
50,000	7.995	06/01/36	54,114
Qwest Corp.
50,000	8.875	03/15/12	55,687
SBC Communications, Inc.
200,000	4.125	09/15/09	195,056
Sprint Capital Corp.
50,000	6.875	11/15/28	51,941
Telecom Italia Capital
100,000	4.000	01/15/10	95,878
225,000	4.950	09/30/14	211,075
Telecomunicaciones de Puerto Rico, Inc.
100,000	6.800	05/15/09	102,571
TPSA Finance BV
175,000	7.750	12/10/08(b)	182,668
275,000	7.625	01/30/11	297,691
Windstream Corp.(b)
125,000	8.625	08/01/16	136,250

			2,104,730

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — (continued)
Tobacco — 0.1%
Altria Group, Inc.
$150,000	7.200%	02/01/07	$150,245
25,000	7.000	11/04/13	27,609

			177,854

TOTAL CORPORATE BONDS			$14,039,036

Asset-Backed Securities(c) — 1.5%
Home Equity — 1.5%
Countrywide Home Equity Loan Trust Series 2002-E, Class A
$213,207	5.580%	10/15/28	$213,868
Countrywide Home Equity Loan Trust Series 2003-A, Class A
572,039	5.670	03/15/29	573,339
Countrywide Home Equity Loan Trust Series 2003-D, Class A
327,172	5.580	06/15/29	327,845
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
393,862	5.600	02/15/34	394,970
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
392,098	5.560	02/15/30	392,595
Impac CMB Trust Series 2004-10, Class 2A
422,560	5.640	03/25/35	423,819
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
895,152	5.540	04/25/46	895,811

			3,222,247

TOTAL ASSET-BACKED SECURITIES			$3,222,247

Emerging Market Debt — 1.0%
Barclays Bank PLC(b)(f)
	265,000	0.000%	05/17/45	$158,180
Brazil Inflation Linked Credit Linked Note
BRL	910,000	10.400	05/15/09	448,149
	1,400,000	6.000	05/15/11	596,937
Egyptian T-Bill Credit Linked Note(f)
	$640,000	0.000	11/15/07	641,881
VTB Capital (Vneshtorgbank)(b)
	290,000	5.970	08/01/08	289,855

TOTAL EMERGING MARKET DEBT				$2,135,002

Mortgage-Backed Obligations — 17.6%
Adjustable Rate GNMA(c) — 0.7%
$27,932	5.375%	06/20/23	$28,080
13,270	5.750	07/20/23	13,340
13,602	5.750	08/20/23	13,674
34,633	5.750	09/20/23	34,816
10,207	5.375	03/20/24	10,265
96,381	5.375	04/20/24	96,836
12,705	5.375	05/20/24	12,771
95,991	5.375	06/20/24	96,615
49,629	5.750	07/20/24	49,987

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(c) — (continued)
$71,775	5.750%	08/20/24	$72,339
23,885	5.750	09/20/24	24,058
26,834	5.125	11/20/24	27,010
23,606	5.125	12/20/24	23,753
19,714	5.375	01/20/25	19,872
10,314	5.375	02/20/25	10,397
33,373	5.375	05/20/25	33,628
21,566	5.750	07/20/25	21,753
15,497	5.375	02/20/26	15,593
627	5.750	07/20/26	631
39,757	5.375	01/20/27	40,083
14,067	5.375	02/20/27	14,157
113,033	5.375	04/20/27	113,735
12,638	5.375	05/20/27	12,705
13,979	5.375	06/20/27	14,052
3,827	5.125	11/20/27	3,844
16,910	5.125	12/20/27	16,984
34,405	5.375	01/20/28	34,642
12,619	5.250	02/20/28	12,645
12,726	5.375	03/20/28	12,810
93,607	5.500	07/20/29	94,152
33,675	5.500	08/20/29	33,871
14,600	5.500	09/20/29	14,691
41,448	5.125	10/20/29	41,698
51,107	5.125	11/20/29	51,434
14,193	5.125	12/20/29	14,279
18,890	5.250	01/20/30	18,955
9,578	5.250	02/20/30	9,611
33,772	5.250	03/20/30	33,886
62,382	5.375	04/20/30	62,859
157,331	5.375	05/20/30	158,610
14,449	5.375	06/20/30	14,541
116,717	5.500	07/20/30	117,771
16,011	5.500	09/20/30	16,155
36,243	4.875	10/20/30	36,259

			1,599,847

Adjustable Rate FHLMC(c) — 0.8%
814,631	4.582	08/01/35	805,433
916,013	4.683	09/01/35	908,853

			1,714,286

Adjustable Rate FNMA(c) — 1.6%
87,564	7.520	09/01/32	88,690
844,286	3.851	10/01/33	843,037
465,152	4.392	12/01/33	462,350
575,896	4.217	01/01/34	569,243
828,504	4.250	02/01/34	818,170
660,183	4.624	01/01/35	656,615

			3,438,105

FHLMC — 2.4%
114,335	8.000	07/01/15	120,578
29,704	7.000	12/01/15	30,377
100,804	6.500	07/01/16	103,235
1,894,075	4.000	06/01/19	1,802,428
62,310	7.500	03/01/27	64,427
160,304	6.500	12/01/29	164,667
239,222	7.000	04/01/31	247,425

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$216,747	7.000%	07/01/32	$222,854
1,409,511	6.500	01/01/33	1,444,882
801,658	6.500	04/01/34	819,470

			5,020,343

FNMA — 2.3%
81,370	7.000	01/01/16	83,750
808,357	5.000	12/01/17	802,587
45,961	4.500	04/01/18	44,850
389,146	4.500	05/01/18	379,740
524,728	4.500	06/01/18	512,045
27,383	4.500	07/01/18	26,721
938,320	4.000	09/01/18	896,007
912,380	5.000	06/01/19	906,095
10,747	5.500	08/01/23	10,787
912,394	4.500	10/01/23	878,588
68,296	7.000	11/01/30	70,000
176,792	7.500	03/01/31	182,490

			4,793,660

Floater(c)(e) — 0.1%
Impac Secured Assets Corp. Series 2004-3, Class 1A4
231,993	5.720	11/25/34	232,531

Interest Only (e) — 0.2%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
296,783	5.500	06/25/33	30,176
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(b)(c)
2,651,449	1.421	03/13/40	103,327
Countrywide Home Loan Trust Series 2003-42, Class 2X1(c)
1,437,736	0.364	10/25/33	6,921
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
20,686	5.500	06/25/33	1,092
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
347,006	5.250	07/25/33	36,228
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)
183,291	0.782	07/25/33	1,139
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(c)
210,623	0.605	08/25/33	1,321
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(b)(c)
1,698,267	1.944	05/15/38	73,367
FHLMC Series 2575, Class IB
216,446	5.500	08/15/30	18,568
FNMA Series 2004-47, Class EI(c)
326,186	0.000	06/25/34	9,261
FNMA Series 2004-62, Class DI(c)
122,693	0.000	07/25/33	3,808
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(c)
168,949	0.679	08/25/33	1,376

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only (e) — (continued)
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(c)
$55,914	1.158%	07/25/33	$989
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(b)(c)
3,299,628	1.481	02/11/36	148,634
Washington Mutual Series 2003-AR04, Class X1(c)
394,535	1.181	01/25/08	4,277
Washington Mutual Series 2003-AR07, Class X(c)
804,964	0.940	06/25/08	8,102
Washington Mutual Series 2003-AR12, Class X(c)
795,251	0.484	02/25/34	5,399

			453,985

Inverse Floaters(c)(e) — 0.2%
FNMA Series 1993-248, Class SA
194,502	4.842	08/25/23	185,637
GNMA Series 2001-48, Class SA
32,290	9.198	10/16/31	37,313
GNMA Series 2001-51, Class SA
51,361	9.447	10/16/31	60,623
GNMA Series 2001-51, Class SB
64,452	9.198	10/16/31	72,503
GNMA Series 2001-59, Class SA
48,121	9.035	11/16/24	55,589
GNMA Series 2002-13, Class SB
21,065	12.740	02/16/32	26,892

			438,557

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
227,424	8.330	04/01/30	234,597

Non-Agency CMO (e) — 7.5%
Asset Securitization Corp. Series 1997-D4, Class A1D
195,757	7.490	04/14/29	196,356
Countrywide Alternative Loan Trust Series 2005-31 Class 2A1(c)
609,822	5.620	08/25/35	611,522
Countrywide Alternative Loan Trust Series 2005-38, Class A3(c)
615,849	5.670	09/25/35	618,115
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
931,801	6.550	01/17/35	939,748
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
600,000	7.202	10/15/32	639,791
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4(c)
1,000,000	5.333	11/10/45	1,019,398
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4(c)
1,000,000	5.197	11/15/30	1,006,812
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1(c)
139,931	5.700	11/25/34	140,635
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2(c)
500,297	4.720	06/25/34	498,396

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Non-Agency CMO (e) — (continued)
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1(c)
$924,223	5.550%	02/25/36	$925,170
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)
210,572	4.700	11/25/33	210,655
Washington Mutual Series 2005-AR11, Class A1A(c)
1,194,673	5.640	08/25/45	1,198,182
Washington Mutual Series 2005-AR19, Class A1A1(c)
679,733	5.590	12/25/45	680,958
Washington Mutual Series 2005-AR8, Class 2A1A(c)
827,571	5.610	07/25/45	830,551
Washington Mutual, Inc. Series 2006-AR11, Class 3A1A(c)
979,014	5.678	09/25/46	980,009
Washington Mutual, Inc. Series 2006-AR13, Class 1A(c)
973,672	5.638	10/25/46	974,205
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1(c)
730,631	4.977	10/25/35	734,823
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3(c)
864,463	4.999	10/25/35	857,807
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3(c)
926,813	5.606	07/25/36	926,101
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3(c)
917,845	5.091	03/25/36	916,045
WMALT Mortgage Pass-Through Certificates Series 2006-AR7, Class A1A(c)
900,353	5.678	09/25/46	901,619

			15,806,898

Planned Amortization Class (e) — 0.1%
FNMA Series 1993-76, Class PJ
164,418	6.000	06/25/08	164,473
FNMA Series 1994-75, Class J
32,708	7.000	10/25/23	32,595

			197,068

Principal Only(e)(f) — 0.3%
FHLMC Series 235, Class PO
378,892	0.000	02/01/36	294,232
FNMA Series 363, Class 1
454,604	0.000	11/01/35	354,808

			649,040

Sequential Fixed Rate (e) — 1.3%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
413,427	6.500	03/25/32	414,502
FNMA — REMIC Trust Series 2002-24, Class AE
205,024	6.000	04/25/16	204,463

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate (e) — (continued)
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
$1,000,000	6.278%	11/15/39	$1,050,540
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
1,000,000	5.156	02/15/31	1,000,970

			2,670,475

TOTAL MORTGAGE-BACKED OBLIGATIONS			$37,249,392

Agency Debentures — 5.6%
FFCB
$1,200,000	4.500%	08/08/11	$1,176,002
1,000,000	4.400	04/25/12	984,486
2,000,000	4.550	08/10/12	1,981,710
900,000	4.700	08/10/15	897,401
FHLB
1,000,000	4.080	04/26/10	979,881
700,000	4.516	08/10/10	695,170
1,200,000	7.375	02/13/15	1,411,583
FNMA
3,000,000	3.860	02/22/08	2,961,957
Tennessee Valley Authority
600,000	5.375	04/01/56	636,296

TOTAL AGENCY DEBENTURES			$11,724,486

U.S. Treasury Obligations — 3.2%
United States Treasury Bonds
$100,000	4.500%	02/15/36	$99,008
United States Treasury Inflation-Protected Securities
220,982	1.875	07/15/13	216,770
219,656	2.000	01/15/14	216,936
430,636	2.000	07/15/14	425,387
1,043,310	1.875	07/15/15	1,020,556
102,245	2.000	01/15/16	100,859
703,402	2.500	07/15/16	724,586
United States Treasury Notes
200,000	4.875	08/15/09	201,734
300,000	4.750	03/31/11	303,457
United States Treasury Principal-Only STRIPS(f)
1,300,000	0.000	02/15/19	743,301
200,000	0.000	08/15/20	105,806
600,000	0.000	11/15/21	297,766
3,850,000	0.000	11/15/22	1,827,903
400,000	0.000	11/15/24	172,796
600,000	0.000	02/15/25	255,930
100,000	0.000	08/15/26	39,803

TOTAL U.S. TREASURY OBLIGATIONS			$6,752,598

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(g) — 2.6%
Joint Repurchase Agreement Account II
$5,600,000	5.310%	12/01/06	$5,600,000
Maturity Value: $5,600,826

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$206,341,309

Shares	Description	Value
Securities Lending Collateral — 0.3%
721,500	Boston Global Investment Trust — Enhanced Portfolio	$721,500

TOTAL INVESTMENTS — 97.7%		$207,062,809

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		4,833,681

NET ASSETS — 100.0%		$211,896,490

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

• The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description
BRL	= Brazilian Real
EUR	= Euro Currency
GBP	= British Pounds

(a) All or a portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,558,539 represents approximately 2.2% of net assets as of November 30, 2006.

(c) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.

(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e) Collateralized Mortgage Obligations which represent 11.3% of net assets as of November 30, 2006.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMO	Collateralized Mortgage Obligations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At November 30, 2006, the Fund had outstanding forward foreign currency exchange contracts, to sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Sale Contracts	Date	Settlement Date	Value	Gain/(Loss)

Brazilian Real	12/05/06	$625,229	$625,561	$(332)
Brazilian Real	12/06/06	529,520	533,231	(3,711)
Brazilian Real	02/01/07	159,754	160,048	(294)
Brazilian Real	02/21/07	525,129	523,628	1,501
Brazilian Real	03/05/07	613,042	614,546	(1,504)
British Pound	02/16/07	110,022	114,056	(4,034)
Euro	01/30/07	418,449	422,515	(4,066)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$2,981,145	$2,993,585	$(12,440)

FUTURES CONTRACTS — At November 30, 2006, the following futures contracts were open:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)

Eurodollars	8	September 2007	$1,904,300	$2,298
Eurodollars	4	December 2007	953,450	2,861
Eurodollars	(2)	March 2008	(477,100)	(932)
Eurodollars	(4)	June 2008	(954,400)	(2,213)
S&P 500 Index	21	December 2006	1,473,045	(1,097)
2 Year U.S. Treasury Notes	(14)	March 2007	(2,870,000)	(5,717)
5 Year U.S. Treasury Notes	(107)	March 2007	(11,358,719)	(58,864)
10 Year U.S. Treasury Notes	(178)	March 2007	(19,435,375)	(159,633)
U.S. Treasury Bonds	47	March 2007	5,375,625	64,388

TOTAL			$(25,389,174)	$(158,909)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $5,600,000, in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$500,000,000	5.31%	12/01/06	$500,073,750

Banc of America Securities LLC	750,000,000	5.31	12/01/06	750,110,625

Barclays Capital PLC	900,000,000	5.31	12/01/06	900,132,750

Barclays Capital PLC	350,000,000	5.32	12/01/06	350,051,722

Credit Suisse Securities (USA) LLC	750,000,000	5.31	12/01/06	750,110,625

Deutsche Bank Securities, Inc.	2,900,000,000	5.31	12/01/06	2,900,427,750

Greenwich Capital Markets	300,000,000	5.31	12/01/06	300,044,250

Merrill Lynch	500,000,000	5.31	12/01/06	500,073,750

Morgan Stanley & Co.	650,000,000	5.31	12/01/06	650,095,875

UBS Securities LLC	888,200,000	5.31	12/01/06	888,331,009

UBS Securities LLC	125,000,000	5.33	12/01/06	125,018,507

Wachovia Capital Markets	250,000,000	5.31	12/01/06	250,036,806

TOTAL	$8,863,200,000			$8,864,507,419

At November 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.75%, due 12/01/2006 to 02/26/2016; Federal Home Loan Mortgage Association, 0.00% to 13.30%, due 01/01/2007 to 09/01/2036; Federal National Mortgage Association, 0.00% to 15.00%, due 02/01/2007 to 10/01/2046 and Government National Mortgage Association, 4.50% to 9.00%, due 10/15/2009 to 11/15/2036.
The aggregate market value of the collateral, including accrued interest, was $8,941,477,928.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At November 30, 2006, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Upfront
	Notional			Payments	Payments	Payments made
Swap	Amount		Termination	received by	made by	(received ) by	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

					Mexican Interbank
Salomon Smith Barney Inc.	MXN	25,000	03/06/08	8.080%	Equilibrium	$—	$17,661
					Mexican Interbank
Salomon Smith Barney Inc.	MXN	26,000	03/10/08	7.930%	Equilibrium	—	14,923

Banc of America Securities LLC		$4,000	10/14/08	3.514%	3 month LIBOR	—	(115,405)

Banc of America Securities LLC		10,000	12/21/09	5.600%	3 month LIBOR	(31,176)	31,863

Banc of America Securities LLC		5,000	06/21/10	5.000%	3 month LIBOR	27,688	6,390

Banc of America Securities LLC		4,000	10/06/10	4.702%	3 month LIBOR	—	(25,120)

Deutsche Bank Securities, Inc.		3,800	12/20/11	5.600%	3 month LIBOR	74,778	51,216

Banc of America Securities LLC		3,000	12/20/11	5.600%	3 month LIBOR	55,451	43,354

Banc of America Securities LLC		4,000	04/06/12	4.736%	3 month LIBOR	—	(26,746)

Banc of America Securities LLC		5,000	04/19/12	4.547%	3 month LIBOR	—	(77,792)

J.P. Morgan Securities, Inc.		15,000	12/20/13	5.650%	3 month LIBOR	(170,961)	172,213

Deutsche Bank Securities, Inc		10,200	12/20/13	5.650%	3 month LIBOR	(79,114)	79,114

Banc of America Securities LLC		4,100	12/20/13	5.650%	3 month LIBOR	146,824	38,818

J.P. Morgan Securities, Inc.		7,500	06/20/14	5.100%	3 month LIBOR	82,594	27,227

Deutsche Bank Securities, Inc		5,100	06/20/14	5.100%	3 month LIBOR	58,089	16,589

Bear Stearns & Co., Inc.		3,000	06/20/16	5.670%	3 month LIBOR	—	211,787

J.P. Morgan Securities, Inc.		1,100	12/20/16	5.700%	3 month LIBOR	37,933	28,033

Banc of America Securities LLC		5,000	11/12/19	3 month LIBOR	5.068%	—	(37,293)

TOTAL						$202,106	$456,832

LIBOR—London Interbank Offered Rate

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

August 31, 2006 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
CREDIT DEFAULT SWAP CONTRACTS

					Upfront
		Notional			Payments
		Amount	Rate paid by	Termination	(received)	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	Fund	Date	by the Fund	Loss

Protection Purchased:
Brazilian Government International	Salomon Smith Barney, Inc.	$700	1.300%	02/21/20/11	$—	$(13,284)

Brazilian Government International	Salomon Smith Barney, Inc.	400	1.500%	08/22/2011	—	(9,356)

Core Investment Grade Bond Trust	Deutsche Bank Securities, Inc.	10,550	0.650%	12/20/2016	(28,860)	(59,367)

TOTAL					$(28,860)	$(82,007)

TOTAL RETURN INDEX SWAP CONTRACTS (UNFUNDED)

	National			Value
	Amount	Termination	Reference	to be	Unrealized
Swap Counterparty	(000s)	Date	Security	Exchanged#	Gain

DMG & Partners	TRY 2,576	07/16/08	Turkish Government Bond	TRL Central Bank Deposite Rate + 0.750%	$1,116

#	The Fund does not make or receive periodic payments in accordance with the swap contracts. On the termination date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued payments and the change in value of the reference security (notional multiplied by the price of the reference security, converted to US Dollars).

TOTAL RETURN INDEX SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments
Swap	Amount	Termination	Reference	received by	made by	Unrealized
Counterparty	(000s)	Date	Underlying	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$1,000	01/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	$(1,349)

Banc of America Securities LLC	1,000	03/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(2,550)

Banc of America Securities LLC	2,000	05/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(1,566)

Banc of America Securities LLC	1,000	09/28/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(2,578)

TOTAL						$(8,043)

LIBOR — London Interbank Offered Rate

TOTAL RETURN INDEX SWAP CONTRACT (FULLY FUNDED)

Upfront
	National			Payments	Payments
	Amount	Termination	Reference	Received by	made by	Unrealized
Swap Counterparty	(000s)	Date	Security	the Fund*	the Fund	Gain

Merrill Lynch	BRL 1,291	05/15/45	Brazilian Sovereign Bond	Inflation Linked Brazilian Local Bonds Index + 6.00%	$734,464	$35,364

*	On termination date of the swap contract, the Fund will receive a payment from the counterparty equal to the value of the reference security (notional multiplied by the price of the reference security, converted to US Dollars).

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$187,321,481

Gross unrealized gain	22,895,943
Gross unrealized loss	(3,154,615)

Net unrealized security gain	$19,741,328

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2006

NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED)

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (‘‘BGA’’)—a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.

Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Funds may invest in the following types of swaps;

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specific prices, rates or indices for a specified amount of an underlying notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the period payments previously received may be less than the maximum payment it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or models prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. An upfront payment made and/or received by the Fund, is recorded as an asset and/or liability on the Statement of Assets and Liabilities and is only recorded as a realized gain or loss when either the contract’s term ends or, with respect to a Credit Default Swap, a credit event occurs. Periodic payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 29, 2007

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 29, 2007

* Print the name and title of each signing officer under his or her signature.